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            UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
            Washington, DC  20549


              FORM 24F-2
Annual Notice of Securities Sold
      Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form. Please print or type.


1.     Name and address of issuer:

		                            First Pacific Mutual Fund, Inc.
		                            2756 Woodlawn Drive, Suite #6-201
		                            Honolulu, HI  96822


2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
									X


3.	Investment Company Act File Number:	811-05631

	Securities Act File Number:		  33-23452


4(a).    Last day of fiscal year for which this notice is filed:

				September 30, 2001


4(b).    Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer?s fiscal year).  (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid
on the registration fee due.


4(c).   Check box if this is the last time the issuer will
be filing this Form.

5.        Calculation of registration fee:

	(i)   Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):
                                                  $18,153,258

	(ii)   Aggregate price of securities redeemed or
	        repurchased during the fiscal year:
                                                  $11,888,641

	(iii)   Aggregate price of securities redeemed or
	         repurchased during any prior fiscal year
	         ending no earlier than October 11, 1995 that
	         were not previously used to reduce registration
	         fees payable to the Commission:
                                                  $4,049,786

	(iv)    Total available redemption credits
	          [add items 5(ii) and 5(iii)]:
                                                  $15,938,427

	(v)      Net sales - if item 5(i) is greater than
	          Item 5(iv) [subtract item 5(iv) from item 5(i)]:
                                                  $2,214,831

	(vi)     Redemption credits available for use in
	           future years - if item 5(i) is less than item
	           5(iv) [subtract item 5(iv) from item 5(i)]:
                                                           $0

	(vii)     Multiplier for determining registration
                fee (See Instructions C.9):

                                                      .000239

	(viii)     Registration fee due [multiply item 5(v)
	             by item 5(vii)] (enter ?0? if no fee is due):
                                                      $529.34

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule
24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
D):
                                                    +$-0-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

                                                    =$-0-

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


		Method of Delivery:

		 X	Wire Transfer

			Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Terrence K.H. Lee
                 Terrence K. H. Lee/President and CEO

Date:     December 11, 2001


	*Please print the name and title of the signing officer below the signature.